Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2016
Intangible Assets (Tables):
Schedule of Finite-Lived Intangible Assets

The following is a summary of definite-life intangible assets less accumulated amortization as of December 31, 2015 and 2014, respectively:

	Year Ended December 31,
	2015	2014
Provisional Patent Applications	$137,927	$63,823
Patents	39,252	39,252
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(271,544)	(269,237)
Net Intangible Assets	$167,644	$95,847

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated aggregate amortization expense for each of the succeeding years ending December 31 is as follows:

2016	$2,309
2017	2,309
2018	2,309
2019	2,309
2020	2,309
Thereafter	18,172

$29,717